CAPITAL SECURITIES - Narrative (Details) $ / shares in Units, $ in Millions, $ in Millions		12 Months Ended
	Dec. 04, 2014 USD ($) $ / shares	Dec. 31, 2019 USD ($) tranche	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Disclosure of classes of share capital [line items]
Capital Securities Redeemed		$ 420	$ 905	$ 297
Period over which price is calculated		20 days
Proceeds from issuance of preferred units		$ 13	501	$ 0
Capital securities		3,075	3,385
Redemption amount		49	47		$ 64	$ 64
Brookfield DTLA Holdings LLC
Disclosure of classes of share capital [line items]
Capital securities		859	775
Preference shares
Disclosure of classes of share capital [line items]
Preferred equity		420	0
Proceeds from issuance of preferred units		434
Preference shares | BSREP II RH B LLC
Disclosure of classes of share capital [line items]
Capital securities		$ 249	249
Annual return payable in monthly distributions		9.00%
Preference shares | BSREP II Vintage Estate Partners LLC (“Vintage Estates”) Preferred Shares
Disclosure of classes of share capital [line items]
Capital securities		$ 40	40
Class B Junior Preferred Shares | Brookfield BPY Holdings Inc.
Disclosure of classes of share capital [line items]
Capital Securities Redeemed		420
Capital securities		$ 0	420
Class C Junior Preferred Shares | Brookfield BPY Holdings Inc.
Disclosure of classes of share capital [line items]
Aggregate voting rights, percentage		1.00%
Series A Preferred Shares | Rouse
Disclosure of classes of share capital [line items]
Capital securities		$ 142	142
Capital securities | D.C. Fund
Disclosure of classes of share capital [line items]
Capital securities		$ 62	$ 38
Preferred equity unit holders
Disclosure of classes of share capital [line items]
Preferred stock, redemption price per share (in dollars per share) | $ / shares	$ 25.7
Number of tranches of stock issued | tranche		3
Average dividend yield	6.50%
Period over which price is calculated	20 days
Conversion condition, limit of market price to exchange price at maturity, percent	80.00%
Preferred equity unit holders | Tranche One
Disclosure of classes of share capital [line items]
Preferred units, maturity	7 years
Preferred units, redemption period	3 years
Preferred equity unit holders | Tranche Two
Disclosure of classes of share capital [line items]
Preferred units, maturity	10 years
Preferred units, redemption period	4 years
Preferred equity unit holders | Tranche Three
Disclosure of classes of share capital [line items]
Preferred units, maturity	12 years
Preferred equity unit holders | Preference shares
Disclosure of classes of share capital [line items]
Preferred equity	$ 1,800
Proceeds from issuance of preferred units	1,535
Proceeds from issuing other equity instruments	265
Preferred equity unit holders | Preference shares | Tranche One
Disclosure of classes of share capital [line items]
Preferred equity	$ 600
Preferred units, redemption premium, percent	125.00%
Preferred equity unit holders | Preference shares | Tranche Two
Disclosure of classes of share capital [line items]
Preferred equity	$ 600
Preferred units, redemption premium, percent	130.00%
Preferred equity unit holders | Preference shares | Tranche Three
Disclosure of classes of share capital [line items]
Preferred equity	$ 600
Preferred units, redemption premium, percent	135.00%
Brookfield Office Properties Inc. (“BPO”) | Prime Rate
Disclosure of classes of share capital [line items]
Weighted- average rate		95.00%			95.00%